Subsequent Events - Narrative (Detail) - Subsequent Events	Feb. 15, 2018 USD ($)
Subsequent Event [Line Items]
Shares repurchase authorized amount	$ 20,000,000
Shares repurchase start date	Feb. 15, 2018
Shares repurchase end date	Aug. 15, 2019